Capital	12 Months Ended
Dec. 31, 2024
Capital
Capital

C9     Capital

C9.1  Group objectives, policies and processes for managing capital

Capital measure

The Group manages its Group GWS capital resources as its measure of capital. At 31 December 2024, estimated Group shareholder GWS capital resources is $24.8 billion (31 December 2023: $24.3 billion).

External capital requirements

Prudential plc is subject to the Group-wide Supervision (GWS) Framework issued by the Hong Kong Insurance Authority (IA).

Prudential applies the Insurance (Group Capital) Rules set out in the GWS Framework to determine group regulatory capital requirements (both minimum and prescribed levels). The summation of local statutory capital requirements across the Group is used to determine group regulatory capital requirements, with no allowance for diversification between business operations. The GWS eligible group capital resources are determined by the summation of capital resources across local solvency regimes for regulated entities and IFRS shareholders’ equity, with adjustments where applicable, for non-regulated entities.

More details on Group capital are given in section I(i) in the Additional unaudited financial information section.

Meeting of capital management objectives

The GWS group capital adequacy requirements have been met since the GWS Framework became effective for Prudential upon designation. This includes maintaining total eligible group capital resources in excess of the Group Prescribed Capital Requirement (GPCR) of the supervised group and maintaining Tier 1 group capital resources in excess of the Group Minimum Capital Requirement (GMCR) of the supervised group.

The Group’s capital management framework focuses on achieving sustainable, profitable growth and maintaining a resilient balance sheet, with a disciplined approach to active capital allocation.

As well as holding sufficient capital to meet GWS requirements at Group level, the Group also closely manages the cash it holds within its central holding companies so that it can:

–	Invest in core capabilities;
–	Maintain flexibility and absorb shock events;
–	Cover central costs;
–	Fund returns to shareholders, for example through dividends and share buybacks; and
–	Fund new opportunities where there is a good strategic fit.

The Group monitors regulatory capital, economic capital and rating agency capital metrics and manages the business within its risk appetite by remaining within its economic and regulatory capital limits. Reserve adequacy testing under a range of scenarios and dynamic solvency testing is carried out, including under certain scenarios mandated by the local regulators.

The sensitivity of liabilities and other components of total capital vary depending upon the type of business concerned and this conditions the approach to asset/liability management.

C9.2  Local capital regulations

(a)   Insurance operations

For regulated insurance entities, the capital resources and required capital included in the GWS capital measure for Hong Kong IA Group regulatory purposes are based on the local solvency regime applicable in each jurisdiction. The local valuation basis for the assets, liabilities and capital requirements of significant insurance operations are set out below.

Mainland China

A risk-based capital, risk management and governance framework, known as the China Risk Oriented Solvency System (C-ROSS), applies in Mainland China.

Under C-ROSS, insurers are required to maintain a core solvency ratio (core capital over minimum capital) and a comprehensive solvency ratio (capital resources over minimum capital) of not lower than 50 per cent and 100 per cent, respectively.

The actual capital is the difference between the admitted assets and admitted liabilities with trading and available-for-sale assets marked-to-market and other assets at book value. Policyholder liabilities are based on a gross premium valuation method using best estimate assumptions with a separate risk margin, where the discount rate used to calculate policyholder liabilities is set with reference to historic average risk free rates over a 3 year period.

C-ROSS Phase II regulations became effective in 2022. The main updates to the local regulation were to introduce explicit tiering and admissibility rules on negative reserves in the capital resources and further updates to the risk calibrations used in calculating capital requirements. A transition period allows insurers to implement the rules in stages before full implementation of the new regime is required from 2026 onwards, application of transitional measures require regulatory approval.

Hong Kong

Prudential Hong Kong Limited applies the risk-based capital regime (HK RBC) following approval in April 2022 from the Hong Kong IA to early adopt this new regime. The HK RBC regime became effective across the industry in the second half of 2024 and the quantitative impact on Prudential Hong Kong Limited’s solvency position of updating to the final rules was immaterial. The HK RBC framework requires liabilities to be based on a gross premium valuation method using best estimate assumptions and capital requirements to be risk-based.

Indonesia

Solvency capital is determined using a risk-based capital approach. The capital resources are based on assets that are marked-to-market, with policyholder liabilities based on a gross premium valuation method using best estimate assumptions with a suitable margin for prudence. Liabilities are zeroised at policy level (ie negative liabilities are not permitted at a policy level). For unit-linked policies, an unearned premium reserve is established.

Malaysia

A risk-based capital (RBC) framework applies in Malaysia. The local regulator, Bank Negara Malaysia (BNM), has set a Supervisory Target Capital Level of 130 per cent, below which supervisory actions of increasing intensity will be taken. Each insurer is also required to set its own Individual Target Capital Level to reflect its own risk profile and this is expected to be higher than the Supervisory Target Capital Level.

The capital resources are based on assets that are marked to market, with policyholder liabilities based on a gross premium valuation method using best estimate assumptions with a suitable margin for prudence. Liabilities are zeroised at a fund level (ie negative liabilities are not permitted at fund level). The BNM initiated a review of its RBC framework for insurers and Takaful operators in 2021. A review of the capital adequacy requirements was initiated in 2024 with the aim to improve the consistency of risk-based capital measurements and reporting. The implementation of these revisions is currently targeted to take effect in 2027, this is subject to quantitative impact studies and parallel results production prior to implementation.

Singapore

A risk-based capital framework applies in Singapore. The local regulator, Monetary Authority of Singapore (MAS), has the authority to direct insurance companies to satisfy additional capital adequacy requirements in addition to those set forth under the Singapore Insurance Act, if considered appropriate. The capital resources are based on assets that are marked to market, with policyholder liabilities based on a gross premium valuation method using best estimate assumptions with a suitable margin for prudence. The updated risk-based capital framework (RBC2) permits the recognition of a prudent allowance for negative reserves in the capital resources.

Growth markets

Details on the more significant changes expected to the local solvency regimes in individual growth markets are summarised below:

Taiwan - A risk-based capital (RBC) framework has applied in Taiwan since 2003. The local regulator, the Financial Supervisory Commission (FSC) is currently developing a new capital framework namely the Taiwan-localised Insurance Capital Standard (T-ICS). Subject to a number of localised adjustment this framework broadly aligns to the global Insurance Capital Standard (ICS) adopted by the International Association of Insurance Supervisions (IAIS).

The latest phase of the industry-wide quantitative impact assessment is due to be submitted to the regulator in March 2025 with implementation expected across the industry from January 2026. The T-ICS framework requires liabilities to be based on a gross premium valuation method using best estimate assumptions and capital requirements to be risk-based, this will result in the release of prudent regulatory margins included in the current liabilities (which are based on a net premium valuation) and an increase in required capital.

(b)   Asset management operations – regulatory and other surplus

Certain asset management subsidiaries of the Group are subject to local regulatory requirements. The movement in the year of the estimated surplus regulatory capital position (over the GPCR) of those subsidiaries, combined with the movement in the IFRS basis shareholders’ equity for unregulated asset management operations, is as follows:

	2024 $m	2023 $m
Balance at 1 Jan	497	466
Gains during the year	204	254
Movement in capital requirement	8	(20)
Capital injection	6	3
Distributions made to the parent company	(197)	(205)
Exchange and other movements	(18)	(1)
Balance at 31 Dec	500	497

C9.3  Transferability of capital resources

The amounts retained within the insurance companies are at levels that provide an appropriate level of capital strength in excess of the local regulatory minimum capital requirements. The businesses may, in general, remit dividends to parent entities, provided the statutory insurance fund meets the local regulatory solvency requirements and there are sufficient statutory accounting profits. For with-profits funds, the excess of assets over liabilities is retained within the funds, with distribution to shareholders tied to the shareholders’ share of declared bonuses.

Capital resources of the non-insurance business units are transferable after taking account an appropriate level of operating capital, based on local regulatory solvency and accounting requirements, where relevant.